Summary of accounting policies	6 Months Ended
Jun. 30, 2026
Significant accounting judgments, estimates and assumptions [Abstract]
Summary of accounting policies
2.	Summary of accounting policies

Other than the accounting policies resulting from application of new and amendments to IFRSs, the accounting policies and methods of computation used in the condensed consolidated interim financial statements for the six months ended June 30, 2026 are the same as those presented in the Group’s annual consolidated financial statements for the year ended December 31, 2025.

2.1. New and amended standards adopted by the Group

(a)	New standards and amendments applicable 1 January 2026

In the current interim period, the Group has applied the following amendments to IFRSs, for the first time, which are mandatory effective for the Group’s annual period beginning on January 1, 2026 for the preparation of the Group’s condensed consolidated financial statements. These new standards and amendments did not have a material impact on the Group’s condensed consolidated financial statements.

Amendments	Effective for annual periods beginning on or after
Amendments to IFRS 9 and IFRS 7: Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 9 and IFRS 7: Contracts Referencing Nature-dependent Electricity	January 1, 2026
Annual Improvements to IFRS Accounting Standards - Volume 11: Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7	January 1, 2026

(b)	New standards and interpretations not yet adopted

Certain new accounting standards and amendments to accounting standards that have been published that are not mandatory for June 30, 2026 reporting periods and have not been early adopted by the Group are as follows:

New standards and Amendments	Effective for annual periods beginning on or after
IFRS 18: Presentation and Disclosure in Financial Statements**	January 1, 2027
IFRS 19: Subsidiaries without Public Accountability: Disclosures*	January 1, 2027
Amendments to IAS 21: Amendments to translation to a Hyperinflationary Presentation Currency*	January 1, 2027
Amendments to IAS 28: Investments in Associates and Joint Ventures*	January 1, 2027

*	These new standards and amendments are not expected to have a material impact on the Group’s condensed consolidated financial statements.

**	Management is currently assessing the detailed implications of applying this new standard on the Group’s consolidated financial statements.

2.2. Segment reporting

In accordance with IAS 34 and consistent with the basis of the annual consolidated financial statements, the Group continues to operate as a single reportable segment under IFRS 8, with the Chief Executive Officer acting as the Chief Operating Decision Maker (“CODM”).

2.3. Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.7851 per US$1.00 on June 30, 2026 as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.